Secured Note Liabilities	12 Months Ended
Dec. 31, 2024
Secured Note Liabilities [Abstract]
Secured Note liabilities
11.	Secured Note liabilities

i.	2022 Secured Note

On February 25, 2022, the Company, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”) signed a definitive agreement to sell a secured note (“2022 Secured Note”) that is to be exchanged at maturity for a silver royalty on its 100% owned KSM to institutional investors (“Investors”) for US$225 million. The transaction closed on March 24, 2022. The key terms of the 2022 Secured Note include:

●	When the 2022 Secured Note matures, the Investors will use all of the principal amount repaid on maturity to purchase a 60% gross silver royalty (the “Silver Royalty”). Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on March 24, 2032, the 10-year anniversary, or if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2022 Secured Note to the Company, on March 24, 2035, the 13-year anniversary of the issue date of the 2022 Secured Note.

●	Prior to its maturity, the 2022 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares.

●	The Company has the option to buyback 50% of the Silver Royalty, once exchanged, on or before 3 years after commercial production has been achieved, for an amount that provides the Investors a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by March 24, 2027, the Investors can put the 2022 Secured Note back to the Company for US$232.5 million, (“Financing Put”) with the Company able to satisfy such amount in cash or by delivering common shares at its option subject to limitations noted below. This right expires once such project financing is in place. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If KSM’s EAC expires at anytime while the 2022 Secured Note is outstanding, the Investors can put the 2022 Secured Note back to the Company for US$247.5 million at any time over the following nine months, with the Company able to satisfy such amount in cash or by delivering common shares at its option subject to limitations noted below. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If commercial production is not achieved at KSM prior to March 24, 2032, the Silver Royalty payable to the Investors will increase to a 75% gross silver royalty (if the EAC expires during the term of the 2022 Secured Note and the corresponding put right is not exercised by the Investors, this uplift will occur at the thirteenth anniversary from closing). As at December 31, 2024, the fair value of the 2022 Secured Note was calculated based on a 75% gross silver royalty (2023 – 60%).

●	No amount payable shall be paid in common shares if, after the payment, any of the Investors would own more than 9.9% of the Company’s outstanding shares.

●	The Company’s obligations under the 2022 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

To satisfy the interest payment on the 2022 Secured Note, during 2024, the Company issued 1,101,403 common shares, in respect of the interest incurred during year ended December 31, 2024 (2023 - 1,285,178 common shares).

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The 2022 Secured Note was recognized at its estimated fair value at initial recognition of $282.3 million (US$225 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, silver prices forecast from five year quoted forward price, and the discount rates. As at December 31, 2024, management does not expect the EAC to expire, hence no impact on the fair value determination.

In accordance with IFRS 13, the fair value of a financial liability with a demand feature cannot be less than the amount payable on demand, discounted from the first date that the amount could be required to be paid. Based on an analysis of probabilities of potential outcomes for the timeline to secure project financing, it was concluded that the Financing Put for the 2022 Secured Note would become exercisable in 2027, therefore, as at December 31, 2024, the fair value of the 2022 Secured Note was recorded as the fair value of the Financing Put, of $313.8 million, and for the year ended December 31, 2024 the Company recorded a $19.4 million gain.

During the comparative year in 2023, the fair value of the 2022 Secured Note, using a discounted cash flow model with the Monte Carlo simulation, increased and the Company recorded a $30.8 million loss.

The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2024		December 31, 2023
Forecast silver production in thousands of ounces		166,144		166,144
Silver spot price on December 27, 2024 and December 27, 2023 [1]	US$	29.66	US$	24.38
Risk-free rate		4.8%		4.0%
Credit spread		4.8%		4.0%
Share price volatility		60%		60%
Silver royalty discount factor		11.6%		9.2%

1)	The metal prices used in models are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

The carrying amount for the 2022 Secured Note is as follows:

($000s)	December 31, 2024	December 31, 2023
Fair value beginning of the year (or on issuance)	294,363	263,541
Change in fair value loss (gain) through profit and loss	(210)	3,096
Change in fair value loss (gain) through other comprehensive income (loss)	(5,004)	34,830
Foreign currency translation loss (gain)	24,617	(7,104)
Total change in fair value	19,403	30,822

Fair value end of the year	313,766	294,363

Sensitivity Analysis:

For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	nil
	● Future silver prices were 10% lower	nil
● Discount rates	● Discount rates were 1% higher	$(6.3)
	● Discount rates were 1% lower	$6.5
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	nil
	● Silver production indicated silver ounces were 10% lower	nil

1)	As at December 31, 2024, the fair value of the 2022 Secured Note was recorded as the fair value of the Financing Put, therefore the fair value is not sensitive to changes in silver price forward curve or the forecasted silver production. The fair value recorded would be higher than the value of the put option in the event that silver price forward curve or forecasted silver production were 32% higher, or discount rates were 1.5% lower.

ii.	2023 Secured Note

On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on the KSM project. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM Project (“KSM”) to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include:

●	When the 2023 Secured Note matures, Sprott will use all of the principal amount repaid on maturity to purchase a 1% NSR, subject to adjustment of the amount as described below. Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on March 24, 2032 or, if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2023 Secured Note to the Company, on March 24, 2035.
●	Prior to its maturity, the 2023 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. However, payment of quarterly interest due on or before June 29, 2025 (the “Deferred Interest”) will be deferred and the Deferred Interest plus interest accrued on it (the “Interest Deferral Amount”) is payable in a lump sum on or before December 29, 2025.

●	KSMCo can pay the Interest Deferral Amount (US$21.5M) in cash or Seabridge common shares or KSMCo can elect to increase the size of the NSR to be sold to Sprott on the Maturity Date from a 1% NSR to a 1.2% NSR (the “Royalty Increase Election”).

●	The Company can elect to satisfy quarterly interest payments, including the Deferral Amount due, by paying in cash or Seabridge common shares at its options subject to limitations noted below. The requirement to make quarterly interest payments expires on the maturity date.

●	If commercial production is not achieved at the KSM Project prior to March 24, 2032, the size of the NSR to be sold to Sprott on the Maturity Date will increase to 1.25% if KSMCo paid the Interest Deferral Amount in cash or shares, or to 1.5% if KSMCo made the Royalty Increase Election (the applicable increase being the “Production Delay Increase”). As at December 31, 2024, the fair value of the 2023 Secured Note was calculated based on a 1.25% to 1.5% NSR (2023 – 1% to 1.2%).

●	The Company has the option to purchase the NSR amount down (after the NSR is sold to Sprott) to a 0.5% NSR (or to 0.625% if the Production Delay Increase occurred) on or before three years after commercial production has been achieved, for an amount that provides Sprott a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by March 24, 2027, Sprott can put the 2023 Secured Note back to the Company for:

a)	if the Company is obligated to sell Sprott a 1% or 1.25% NSR on the Maturity Date at the time, US$155 million plus accrued and unpaid interest, or

b)	if the Company is obligated to sell Sprott a 1.2% or 1.5% NSR on the Maturity Date at the time, US$180 million plus accrued and unpaid interest.

This Sprott put right expires once such project financing is in place. If Sprott exercises this put right, Sprott’s right to purchase the NSR terminates.

●	If KSM’s EAC expires at anytime while the 2023 Secured Note is outstanding, Sprott can put the 2023 Secured Note back to the Company at any time over the following nine months for:

a)	if the Company is obligated to sell Sprott a 1% NSR on the Maturity Date at the time, US$165 million plus accrued and unpaid interest, or

b)	if the Company is obligated to sell Sprott a 1.2% NSR on the Maturity Date at the time, US$186.5 million plus accrued and unpaid interest.

If Sprott exercises this put right, Sprott’s right to purchase the NSR terminates.

●	The Company can elect to satisfy payments due on Sprott’s exercise of either of its put rights in cash or by delivering common shares at its options subject to limitations noted below.

●	No amount payable shall be paid in common shares if, after the payment, Sprott would own more than 9.9% of the Company’s outstanding shares.

●	The Company’s obligations under the 2023 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The 2023 Secured Note was recognized at its estimated fair value at initial recognition of $198.8 million (US$150 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, metal prices forecast and discount rates. As at December 31, 2024, management does not expect the EAC to expire, hence no impact on the fair value determination.

In accordance with IFRS 13, the fair value of a financial liability with a demand feature cannot be less than the amount payable on demand, discounted from the first date that the amount could be required to be paid. Based on an analysis of probabilities of potential outcomes for the timeline to secure project financing, the Company has assessed as of December 31, 2024, that it is unlikely that the project financing put will not be exercisable, however as at December 31, 2024, the fair value of the 2023 Secured Note was greater than the fair value of the financing put embedded in the note and the Company recorded the higher value recognizing a $30.7 million gain (since inception through December 31, 2023 - $80.7 million loss) on the remeasurement.

The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2024		December 31, 2023
Forecast NSR:
Gold in thousands of ounces		10,500		10,500
Silver in thousands of ounces		29,876		29,876
Copper in millions of pounds		19,322		19,322
Molybdenum in millions of pounds		152		152
Metals spot prices:
Gold per ounce on December 27, 2024 and December 27, 2023 [1]	US$	2,617.20	US$	2,081.90
Silver per ounce on December 27, 2024 and December 27, 2023 [1]	US$	29.66	US$	24.38
Copper per pound on December 16, 2024 and December 18, 2023 [1]	US$	4.06	US$	3.81
Molybdenum per pound on December 31, 2024 and December 29, 2023 [1]	US$	21.37	US$	18.60
Risk-free rate		4.8%		4.0%
Credit spread		4.8%		4.0%
Share price volatility		60%		60%
NSR royalty discount factor		11.6%		9.2%

1)	The metal prices used in model are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

The carrying amount for the 2023 Secured Note is as follows:

($000s)	December 31, 2024	December 31, 2023
Fair value beginning of the year/inception	279,525	198,825
Change in fair value loss (gain) through profit and loss	(23,353)	33,182
Change in fair value loss (gain) through other comprehensive income (loss)	(29,195)	49,563
Foreign currency translation loss (gain)	21,809	(2,045)
Total change in fair value	(30,739)	80,700

Fair value end of the year	248,786	279,525

Sensitivity Analysis:

For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Metals price forward curve	● Future metal prices were 10% higher	$16.4
	● Future metal prices were 10% lower	$(16.5)
● Discount rates	● Discount rates were 1% higher	$(30.1)
	● Discount rates were 1% lower	$36.3
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$16.0
	● Metal production indicated volumes were 10% lower	$(16.1)